Summary of significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Participation In Percentage	20.00%
Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Participation In Percentage	50.00%
Furniture and Fixtures [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Equipment Improvement [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment Improvement [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Computer Software, Intangible Asset [Member]
Subsidiary or Equity Method Investee [Line Items]
Property, Plant and Equipment, Useful Life	5 years